ACCOUNTS RECEIVABLE, NET	6 Months Ended
Sep. 30, 2025
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE – 5 ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of
	March 31, 2025	September 30, 2025	September 30, 2025
	HKD	HKD	USD
	(Audited)
Accounts receivable – third parties	$2,546,327	$2,390,539	$306,479
Less: allowance for expected credit losses	(682,489)	(836,224)	(107,208)

Accounts receivable, net	$1,863,838	$1,554,315	$199,271

The following table presents the activities in the allowance for expected credit losses for the six months ended September 30, 2024 and 2025.

	2024	2025	2025
	HKD	HKD	USD

Balance at April 1,	$1,080,870	$682,489	$87,499

Additional allowance for expected credit losses	218,938	150,334	19,273
Foreign translation adjustment	2,715	3,401	436

Balance at September 30,	$1,302,523	$836,224	$107,208

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and an allowance for expected credit losses, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.

For the six months ended September 30, 2024 and 2025, the Company recorded allowance for expected credit losses of HK$221,652 and HK$150,334 (US$19,274) and charged to the unaudited condensed consolidated statements of operations. The Company has not experienced any significant bad debt write-offs of accounts receivable in the past.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 AND 2025